CONSOLIDATED BALANCE SHEETS ¥ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	$ 5,269,000		$ 3,519,000
Restricted cash	1,411,000		1,672,000
Accounts receivable, net	3,631,000		3,199,000
Prepayments and other current assets	572,000		1,514,000
Contract assets, net	74,000		202,000
Inventories	547,000		342,000
Total current assets	11,504,000		10,448,000
Property, plant and equipment, net	215,000		259,000
Investments in affiliates	8,077,000		8,084,000
Goodwill	1,071,000		1,071,000
Operating right-of-use assets	238,000		233,000
Deferred tax assets	145,000		0
Total non-current assets	9,746,000		9,647,000
Total assets	21,250,000		20,095,000
Current liabilities:
Bank borrowings	376,000		361,000
Accounts payable	3,151,000		2,394,000
Contract liabilities	1,076,000		1,063,000
Other payables and accrued expenses	1,585,000		1,593,000
Current portion of long-term operating lease obligations	175,000		118,000
Income tax payable	42,000		4,000
Total current liabilities	6,405,000		5,533,000
Non-current liabilities:
Deferred tax liabilities	3,000		5,000
Long-term operating lease obligations, net of current maturities	41,000		94,000
Total non-current liabilities	44,000		99,000
Total liabilities	6,449,000		5,632,000
Shareholders' equity:
Ordinary share, 20,000,000 shares authorized as of December 31, 2021 and 2020, respectively 7,899,832 no par value shares issued as of December 31, 2021 and 2020	123,000		123,000
Additional paid-in capital	9,670,000		9,615,000
Treasury stock, 167,700 shares at cost as of December 31, 2021 and 2020, respectively	(786,000)		(786,000)
PRC statutory reserves	316,000		316,000
Accumulated other comprehensive income	787,000		851,000
Retained earnings	3,774,000		3,816,000
Total shareholders' equity attributable to entity	13,884,000		13,935,000
Non-controlling interest	917,000		528,000
Total shareholders' equity	14,801,000		14,463,000
Total liabilities and shareholders' equity	21,250,000		20,095,000
Long-term investments	$ 5,540,000		$ 5,540,000
ZHEJIANG TIANLAN
Current assets:
Accounts receivable, net | ¥		¥ 106,022		¥ 118,621
Prepayments and other current assets | ¥		33,498		28,387
Contract assets, net | ¥		72,310		94,494
Inventories | ¥		3,386		2,389
Total current assets | ¥		270,192		294,860
Property, plant and equipment, net | ¥		74,063		79,257
Deferred tax assets | ¥		14,305		13,639
Total non-current assets | ¥		96,430		100,163
Total assets | ¥		366,622		395,023
Current liabilities:
Bank borrowings | ¥		13,518		20,029
Accounts payable | ¥		93,962		97,795
Contract liabilities | ¥		37,481		47,135
Other payables and accrued expenses | ¥		18,428		17,747
Total current liabilities | ¥		170,113		197,875
Non-current liabilities:
Total non-current liabilities | ¥		3,889		4,894
Total liabilities | ¥		174,002		202,769
Shareholders' equity:
PRC statutory reserves | ¥		16,582		15,670
Retained earnings | ¥		52,409		55,248
Total shareholders' equity attributable to entity | ¥		187,324		189,251
Non-controlling interest | ¥		5,296		3,003
Total shareholders' equity | ¥		192,620		192,254
Total liabilities and shareholders' equity | ¥		366,622		395,023
Cash | ¥		54,976		50,969
Intangible assets, net | ¥		1,865		2,120
Land use right, net | ¥		4,997		5,147
Long-term investments | ¥		1,200		0
Other taxes payable | ¥		6,724		15,169
Deferred government grant | ¥		3,889		4,894
Share capital 82,572,000 no par value shares authorised, issued and outstanding, as of December 31, 2021 and 2020, respectively | ¥		82,572		82,572
Capital reserve | ¥		¥ 35,761		¥ 35,761